Submission	Apr. 22, 2026
Submission [Line Items]
Central Index Key	0000906709
Registrant Name	NEKTAR THERAPEUTICS
Registration File Number	333-291466
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES